UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     American Asset Management
Address:  5355 Town Center Road
          Boca Raton, FL 33486 USA

Form 13F File Number:  028-15441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Julian Rubinstein
Title:    President
Phone:    (561) 955-8500

Signature, Place, and Date of Signing:

    /s/ Julian Rubinstein             Boca Raton, FL             April 8, 2013
    ---------------------             --------------             -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          103
                                         -----------

Form 13F Information Table Value Total:  $   223,410
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------ --------------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                        TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
           NAME OF ISSUER                 CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------ --------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
AT&T INC                             COM             00206R102           7         185 SH
AIR METHODS CORP                     COM PAR $.06    009128307           7         150 SH
ALTRIA GROUP INC                     COM             02209S103          28         800 SH
AMERICAN CAPITAL AGENCY CORP         COM             02503X105           3         100 SH
AMERICAN VANGUARD CORP               COM             030371108           2          50 SH
AMPHENOL CORP NEW                    CL A            032095101          29         500 SH
ANNALY CAP MGMT INC                  COM             035710409           9         580 SH
APPLE INC                            COM             037833100         372         841 SH
ARMOUR RESIDENTIAL REIT INC          COM             042315101           7       1,000 SH
BAIDU INC                            SPON ADR REP A  056752108          45         508 SH
BANK OF AMERICA CORPORATION          COM             060505104          28       2,259 SH
BRISTOL MYERS SQUIBB CO              COM             110122108           1          21 SH
CANADIAN NATL RY CO                  COM             136375102           0           0 SH
CARNIVAL CORP                        PAIRED CTF      143658300          10         300 SH
CHESAPEAKE ENERGY CORP               COM             165167107           5         270 SH
CHESAPEAKE GRANITE WASH TR           COM SH BEN INT  165185109          28       2,000 SH
CHEVRON CORP NEW                     COM             166764100          29         245 SH
CITIGROUP INC                        COM NEW         172967424          27         610 SH
COCA COLA CO                         COM             191216100           8         208 SH
CON-WAY INC                          COM             205944101          42       1,500 SH
COSTCO WHSL CORP NEW                 COM             22160K105          21         200 SH
DEUTSCHE BK AG LDN BRH               PS GOLD DL ETN  25154H749           2          50 SH
DISNEY WALT CO                       COM DISNEY      254687106           0           5 SH
DOW 30 PREMIUM & DIV INC FD          COM             260582101           5         324 SH
DU PONT E I DE NEMOURS & CO          COM             263534109           1          16 SH
EATON VANCE TX MNG BY WRT OP         COM             27828Y108           4         331 SH
EATON VANCE TXMGD GL BUYWR O         COM             27829C105           0           0 SH
EBAY INC                             COM             278642103           2          35 SH
EMAGIN CORP                          COM NEW         29076N206           9       2,700 SH
EZCORP INC                           CL A NON VTG    302301106           4         200 SH
FACEBOOK INC                         CL A            30303M102           6         225 SH
FORD MTR CO DEL                      COM PAR $0.01   345370860          28       2,100 SH
GALECTIN THERAPEUTICS INC            COM NEW         363225202           0          84 SH
GEEKNET INC                          COM NEW         36846Q203           0           1 SH
GENERAL ELECTRIC CO                  COM             369604103         201       8,704 SH
GLAXOSMITHKLINE PLC                  SPONSORED ADR   37733W105           5         115 SH
GOOGLE INC                           CL A            38259P508         119         150 SH
GROUPON INC                          COM CL A        399473107           1         100 SH
HEINZ H J CO                         COM             423074103           4          50 SH
HOME DEPOT INC                       COM             437076102          19         269 SH
HUNT J B TRANS SVCS INC              COM             445658107          18         239 SH
HUNTINGTON INGALLS INDS INC          COM             446413106          15         288 SH
IPG PHOTONICS CORP                   COM             44980X109           6          92 SH
ING GLOBAL EQTY DIV & PREM O         COM             45684E107           3         330 SH
INTEL CORP                           COM             458140100          72       3,280 SH
INVESCO MORTGAGE CAPITAL INC         COM             46131B100           2         100 SH
ISHARES GOLD TRUST                   ISHARES         464285105      27,379   1,764,084 SH
ISHARES TR                           BARCLYS 20+ YR  464287432      65,507     556,271 SH
ISHARES TR                           BARCLYS 1-3 YR  464287457         212       2,509 SH
ISHARES TR                           BARCLYS SH TREA 464288679       3,302      29,952 SH
JOHNSON & JOHNSON                    COM             478160104           0           0 SH
LAS VEGAS SANDS CORP                 COM             517834107          59       1,050 SH
LENNAR CORP                          CL A            526057104           2          50 SH
LIN TV CORP                          CL A            532774106           1          90 SH
MAKO SURGICAL CORP                   COM             560879108           2         200 SH
MASTERCARD INC                       CL A            57636Q104          54         100 SH
MCDONALDS CORP                       COM             580135101           0           3 SH
MELCO CROWN ENTMT LTD                ADR             585464100           2         100 SH
MERCK & CO INC NEW                   COM             58933Y105           4         100 SH
MICROSOFT CORP                       COM             594918104          17         600 SH
MIDDLEBY CORP                        COM             596278101          10          64 SH
NIKE INC                             CL B            654106103           0           6 SH
NOKIA CORP                           SPONSORED ADR   654902204           3       1,000 SH
NOBLE ENERGY INC                     COM             655044105          12         100 SH
NORTHROP GRUMMAN CORP                COM             666807102         121       1,730 SH
NUVEEN CR STRATEGIES INCM FD         COM SHS         67073D102           8         782 SH
ORACLE CORP                          COM             68389X105          39       1,200 SH
PFIZER INC                           COM             717081103           0           0 SH
QUANTUM FUEL SYS TECH WORLDW         COM NEW         74765E208           0         150 SH
REGENERON PHARMACEUTICALS            COM             75886F107           4          25 SH
RENREN INC                           SPONSORED ADR   759892102           2         600 SH
RESEARCH IN MOTION LTD               COM             760975102           0          25 SH
ROYAL BK SCOTLAND GROUP PLC          SPON ADR F      780097804          17         700 SH
ROYAL BK SCOTLAND GROUP PLC          SPON ADR SER H  780097879          25       1,000 SH
SPDR S&P 500 ETF TR                  TR UNIT         78462F103       3,112      19,863 SH
SPDR GOLD TRUST                      GOLD SHS        78463V107      43,166     279,445 SH
SPDR DOW JONES INDL AVRG ETF         UT SER 1        78467X109          73         501 SH
SIRIUS XM RADIO INC                  COM             82967N108          25       8,065 SH
SMUCKER J M CO                       COM NEW         832696405           0           4 SH
STANLEY BLACK & DECKER INC           COM             854502101          91       1,129 SH
STARBUCKS CORP                       COM             855244109           6         105 SH
STURM RUGER & CO INC                 COM             864159108           6         125 SH
TANZANIAN ROYALTY EXPL CORP          COM             87600U104          35       9,000 SH
TASEKO MINES LTD                     COM             876511106          30      11,000 SH
TIFFANY & CO NEW                     COM             886547108           0           3 SH
TORONTO DOMINION BK ONT              COM NEW         891160509           5          55 SH
UBS AG LONDON BRH                    ETRAC ALER MLP  90267B682          17       1,500 SH
UNITED RENTALS INC                   COM             911363109           5         100 SH
UNITED STATES NATL GAS FUND          UNIT PAR $0.001 912318201           4         187 SH
VALLEY NATL BANCORP                  COM             919794107          12       1,212 SH
VANGUARD INTL EQUITY INDEX F         MSCI EUROPE ETF 922042874          14         300 SH
VANGUARD INDEX FDS                   TOTAL STK MKT   922908769      78,678     971,809 SH
VERA BRADLEY INC                     COM             92335C106           0       2,500 SH
VERIZON COMMUNICATIONS INC           COM             92343V104          33         677 SH
VIACOM INC NEW                       CL A            92553P102           0           3 SH
WEBMEDIABRANDS INC                   COM NEW         94770W209           0         250 SH
WELLS FARGO & CO NEW                 COM             949746101          18         500 SH
WESTERN UN CO                        COM             959802109           4         239 SH
WYNN RESORTS LTD                     COM             983134107           3          25 SH
XPO LOGISTICS INC                    COM             983793100           3         200 SH
TRANSOCEAN LTD                       REG SHS         H8817H100          47         900 SH
SODASTREAM INTERNATIONAL LTD         USD SHS         M9068E105           4          85 SH
ROYAL CARIBBEAN CRUISES LTD          COM             V7780T103           3         100 SH